AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	COMMUNICATIONS — 1.1%
515,655	Comcast Corp., Class A	$24,142,967
	CONSUMER DISCRETIONARY — 8.2%
324,018	Best Buy Co., Inc.	29,453,236
167,492	Home Depot, Inc.	50,135,380
185,463	McDonald's Corp.	45,861,291
550,303	Starbucks Corp.	50,061,064
		175,510,971
	CONSUMER STAPLES — 10.2%
530,906	Keurig Dr Pepper, Inc.	20,121,337
1,026,586	Mondelez International, Inc., Class A	64,449,069
411,745	PepsiCo, Inc.	68,917,878
430,500	Procter & Gamble Co.	65,780,400
		219,268,684
	ENERGY — 3.5%
364,160	Chevron Corp.	59,296,173
179,172	Phillips 66	15,478,669
		74,774,842
	FINANCIALS — 14.4%
70,856	BlackRock, Inc.	54,146,030
543,942	JPMorgan Chase & Co.	74,150,173
311,699	Marsh & McLennan Cos., Inc.	53,119,744
229,024	PNC Financial Services Group, Inc.	42,243,477
1,025,615	Truist Financial Corp.	58,152,370
525,812	U.S. Bancorp	27,946,908
		309,758,702
	HEALTH CARE — 13.6%
338,839	Abbott Laboratories	40,104,984
475,156	AbbVie, Inc.	77,027,539
196,273	Eli Lilly & Co.	56,206,699
473,766	Medtronic PLC[1]	52,564,338
815,707	Merck & Co., Inc.	66,928,759
		292,832,319
	INDUSTRIALS — 7.4%
208,212	Eaton Corp. PLC[1]	31,598,253
137,566	Illinois Tool Works, Inc.	28,806,320
93,565	Lockheed Martin Corp.	41,299,591
267,684	United Parcel Service, Inc., Class B	57,407,511
		159,111,675
	MATERIALS — 2.6%
226,926	Air Products & Chemicals, Inc.	56,711,077

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 8.4%
134,212	American Tower Corp. - REIT	$33,716,739
289,695	Crown Castle International Corp. - REIT	53,477,697
299,095	Prologis, Inc. - REIT	48,297,860
644,744	Realty Income Corp. - REIT	44,680,759
		180,173,055
	TECHNOLOGY — 21.4%
206,557	Automatic Data Processing, Inc.	46,999,980
144,053	Broadcom, Inc.	90,707,293
1,001,949	Cisco Systems, Inc.	55,868,676
518,439	Corning, Inc.	19,135,584
284,708	Microsoft Corp.	87,778,323
333,819	Paychex, Inc.	45,556,279
320,473	QUALCOMM, Inc.	48,974,684
352,729	Texas Instruments, Inc.	64,718,717
		459,739,536
	UTILITIES — 7.8%
187,721	Eversource Energy	16,555,115
879,891	NextEra Energy, Inc.	74,535,566
295,299	Sempra Energy	49,645,668
281,149	WEC Energy Group, Inc.	28,061,482
		168,797,831
	TOTAL COMMON STOCKS
	(Cost $1,429,952,543)	2,120,821,659
	SHORT-TERM INVESTMENTS — 1.3%
27,729,684	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class 0.19%[2]	27,729,684
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $27,729,684)	27,729,684
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,457,682,227)	2,148,551,343
	Other Assets in Excess of Liabilities — 0.1%	2,132,332
	TOTAL NET ASSETS — 100.0%	$2,150,683,675

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.